ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Divestiture of Discontinued Operation - Cash flows from Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Net cash flow provided from operating activities			$ 47.6
Net cash flow provided from investing activities		$ 45.0	296.2
Effect of exchange rate changes on cash and cash equivalents			1.6
Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Cash proceeds received on completion of the sale of business	$ 300.0
Discontinued operations
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Net cash flow provided from operating activities			36.8
Net cash flow provided from investing activities		40.0	263.5
Effect of exchange rate changes on cash and cash equivalents			2.3
Net cash flow of discontinued operations		40.0	302.6
Discontinued operations | Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Cash proceeds received on completion of the sale of business		40.0
Paid to settle the deferred payment obligation			300.0
Discontinued operations | Chirano Mine
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Net cash flow provided from operating activities			10.8
Net cash flow provided from investing activities		5.0	32.7
Effect of exchange rate changes on cash and cash equivalents			(0.7)
Net cash flow of discontinued operations		$ 5.0	$ 42.8